Intangible assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Explaration of period over which management has projected cash flow estimates	When evaluating the value in use, 5.5 years of cash flow estimates are used in projection and the value thereafter is reflected as terminal value. However, 99 years of cash flow estimates for Shinhan Life Insurance Co., Ltd. is applied and the present value of the future cash flows thereafter is not applied as it is not significant.